Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.0%
Communication Services 17.5%
Altice Financing SA, 144A, 5.0%, 1/15/2028		1,600,000	1,639,416
Altice France Holding SA:
144A, 6.0%, 2/15/2028		1,120,000	1,134,000
144A, 10.5%, 5/15/2027		2,790,000	3,131,775
Altice France SA:
144A, 5.125%, 1/15/2029		251,000	259,785
144A, 5.5%, 1/15/2028		2,400,000	2,509,224
144A, 7.375%, 5/1/2026		8,050,000	8,472,625
144A, 8.125%, 2/1/2027		2,926,000	3,225,944
Arches Buyer, Inc.:
144A, 4.25%, 6/1/2028		485,000	491,160
144A, 6.125%, 12/1/2028		225,000	232,358
Avaya, Inc., 144A, 6.125%, 9/15/2028		2,020,000	2,157,885
Cable One, Inc., 144A, 4.0%, 11/15/2030		417,000	433,159
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		2,000,000	2,158,000
144A, 5.0%, 2/1/2028		2,205,000	2,331,787
144A, 5.125%, 5/1/2027		1,665,000	1,766,881
144A, 5.5%, 5/1/2026		2,855,000	2,958,494
CenturyLink, Inc.:
5.625%, 4/1/2025		780,000	841,425
Series W, 6.75%, 12/1/2023		705,000	785,194
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		4,545,000	4,590,450
9.25%, 2/15/2024		1,014,000	1,026,675
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027		3,200,000	3,152,000
144A, 6.0%, 6/15/2025		1,439,000	1,471,378
CommScope, Inc.:
144A, 7.125%, 7/1/2028		1,110,000	1,182,150
144A, 8.25%, 3/1/2027		1,935,000	2,065,612
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		2,275,000	2,434,250
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		2,074,000	2,168,574
144A, 4.625%, 12/1/2030		3,120,000	3,256,500
144A, 5.5%, 4/15/2027		5,380,000	5,702,800
144A, 5.75%, 1/15/2030		2,255,000	2,472,044
144A, 6.5%, 2/1/2029		2,845,000	3,212,147
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		675,000	548,438
DISH DBS Corp.:
5.875%, 11/15/2024		1,389,000	1,456,415
7.375%, 7/1/2028		730,000	777,450
7.75%, 7/1/2026 (b)		1,290,000	1,444,813
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028		2,195,000	2,288,287
144A, 5.875%, 10/15/2027		1,170,000	1,265,063
144A, 6.75%, 5/1/2029		1,395,000	1,492,650
Gray Television, Inc., 144A, 4.75%, 10/15/2030		860,000	876,125
Lamar Media Corp., 4.875%, 1/15/2029		1,180,000	1,253,750
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		2,735,000	2,943,544
Netflix, Inc.:
4.625%, 5/15/2029	EUR	2,530,000	3,734,429
4.875%, 4/15/2028		1,500,000	1,691,550
5.875%, 11/15/2028		1,035,000	1,240,706
Outfront Media Capital LLC, 144A, 5.0%, 8/15/2027		1,900,000	1,933,250
QualityTech LP, 144A, 3.875%, 10/1/2028		2,200,000	2,244,000
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		680,000	701,250
144A, 6.5%, 9/15/2028		3,150,000	3,319,312
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,285,000	1,366,919
Scripps Escrow II, Inc.:
144A, 3.875%, 1/15/2029		410,000	426,099
144A, 5.375%, 1/15/2031		450,000	469,125
Sirius XM Radio, Inc., 144A, 5.5%, 7/1/2029		3,215,000	3,537,505
Sprint Capital Corp., 6.875%, 11/15/2028		5,550,000	7,317,564
Telecom Italia Capital SA, 6.375%, 11/15/2033		3,320,000	4,083,600
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		460,000	500,250
144A, 7.5%, 5/15/2025		1,500,000	1,620,330
144A, 7.5%, 9/15/2027		700,000	770,000
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,955,000	1,999,574
144A, 5.625%, 4/15/2027		1,735,000	1,821,750
144A, 6.5%, 7/15/2028 (b)		1,490,000	1,612,493
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		699,000	725,213
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,310,000	2,399,512
144A, 5.5%, 5/15/2029		4,855,000	5,261,606
Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	3,228,270
VTR Comunicaciones SpA, 144A, 5.125%, 1/15/2028		1,004,000	1,069,260
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		955,000	961,685
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	6,480,951
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	4,446,787
			146,573,217
Consumer Discretionary 19.5%
1011778 BC Unlimited Liability Co., 144A, 3.5%, 2/15/2029		880,000	878,900
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	760,000	923,812
Adient U.S. LLC, 144A, 9.0%, 4/15/2025		440,000	490,600
Asbury Automotive Group, Inc.:
4.5%, 3/1/2028		375,000	390,938
4.75%, 3/1/2030		390,000	418,275
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025		1,800,000	1,842,750
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		505,000	531,513
Boyd Gaming Corp.:
4.75%, 12/1/2027		890,000	924,488
6.0%, 8/15/2026		1,225,000	1,270,937
6.375%, 4/1/2026		1,600,000	1,662,096
144A, 8.625%, 6/1/2025		1,880,000	2,090,917
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		3,870,000	4,121,550
144A, 8.125%, 7/1/2027		4,730,000	5,236,216
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		210,000	222,511
Carnival Corp.:
144A, 7.625%, 3/1/2026		1,490,000	1,623,340
144A, 9.875%, 8/1/2027		2,040,000	2,346,000
144A, 10.5%, 2/1/2026		1,175,000	1,368,875
144A, 11.5%, 4/1/2023		2,100,000	2,429,112
Carvana Co., 144A, 5.625%, 10/1/2025		2,370,000	2,432,212

Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,898,261
REG S, 4.375%, 5/15/2026	EUR	2,800,000	3,543,420
144A, 6.25%, 5/15/2026		805,000	863,363
144A, 6.75%, 5/15/2025		970,000	1,045,175
144A, 8.5%, 5/15/2027		750,000	814,807
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		1,330,000	1,391,512
Dana, Inc.:
5.375%, 11/15/2027		805,000	853,300
5.625%, 6/15/2028		75,000	80,755
Empire Communities Corp., 144A, 7.0%, 12/15/2025		870,000	916,858
Ford Motor Co.:
5.291%, 12/8/2046		865,000	903,925
7.45%, 7/16/2031		1,250,000	1,603,125
8.5%, 4/21/2023		1,370,000	1,541,949
9.0%, 4/22/2025		4,090,000	5,014,381
9.625%, 4/22/2030		2,285,000	3,224,706
Ford Motor Credit Co. LLC:
3.219%, 1/9/2022		2,900,000	2,926,899
3.375%, 11/13/2025		3,421,000	3,514,599
4.0%, 11/13/2030		1,987,000	2,086,350
4.14%, 2/15/2023		1,605,000	1,653,150
5.113%, 5/3/2029		1,825,000	2,032,502
5.125%, 6/16/2025		3,450,000	3,751,185
Group 1 Automotive, Inc., 144A, 4.0%, 8/15/2028		1,470,000	1,515,247
Hilton Domestic Operating Co., Inc.:
144A, 3.75%, 5/1/2029		3,635,000	3,790,178
144A, 4.0%, 5/1/2031		525,000	553,933
144A, 5.375%, 5/1/2025		2,430,000	2,581,875
IAA, Inc., 144A, 5.5%, 6/15/2027		1,110,000	1,176,600
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,105,000	2,120,998
144A, 7.75%, 10/15/2025		1,470,000	1,583,925
Kronos Acquisition Holdings, Inc.:
144A, 5.0%, 12/31/2026		290,000	302,531
144A, 7.0%, 12/31/2027		682,000	714,068
L Brands, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	1,212,625
144A, 6.875%, 7/1/2025		1,510,000	1,639,528
6.875%, 11/1/2035		1,150,000	1,290,875
144A, 9.375%, 7/1/2025		840,000	1,033,200
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,950,000	2,057,250
M/I Homes, Inc., 4.95%, 2/1/2028		1,890,000	2,000,659
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025		2,840,000	3,024,600
Mattel, Inc., 144A, 6.75%, 12/31/2025		2,050,000	2,163,713
Melco Resorts Finance Ltd., 144A, 5.75%, 7/21/2028 (b)		800,000	852,400
Meritor, Inc.:
144A, 4.5%, 12/15/2028		195,000	199,875
6.25%, 2/15/2024		331,000	337,792
144A, 6.25%, 6/1/2025		580,000	626,400
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,470,000	1,396,500
144A, 5.875%, 3/15/2026		1,410,000	1,483,066
Penske Automotive Group, Inc., 3.5%, 9/1/2025		1,220,000	1,239,825
PetSmart, Inc.:
144A, 7.125%, 3/15/2023		1,430,000	1,430,000
144A, 8.875%, 6/1/2025		1,250,000	1,284,375
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,675,000	1,792,250
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		910,000	970,288
Royal Caribbean Cruises Ltd.:
144A, 9.125%, 6/15/2023		2,200,000	2,387,000
144A, 10.875%, 6/1/2023		1,510,000	1,718,199
144A, 11.5%, 6/1/2025		690,000	806,645
Scientific Games International, Inc.:
REG S, 3.375%, 2/15/2026	EUR	700,000	847,672
144A, 7.0%, 5/15/2028		2,650,000	2,849,306
144A, 7.25%, 11/15/2029		1,850,000	2,030,375
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025		1,525,000	1,655,578
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	584,831
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		425,000	456,408
Staples, Inc., 144A, 7.5%, 4/15/2026		3,030,000	3,164,138
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		1,500,000	1,578,750
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,285,200
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		2,130,000	2,385,600
144A, 5.75%, 1/15/2028		2,415,000	2,734,987
Tenneco, Inc., 144A, 7.875%, 1/15/2029		202,000	226,798
Tesla, Inc., 144A, 5.3%, 8/15/2025		3,850,000	4,013,625
TRI Pointe Group, Inc.:
5.25%, 6/1/2027		825,000	897,188
5.7%, 6/15/2028		1,260,000	1,422,540
United Rentals North America, Inc., 5.25%, 1/15/2030		1,100,000	1,221,000
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		2,300,000	2,429,375
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,537,200
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027 (b)		2,910,000	2,845,918
White Cap Buyer LLC, 144A, 6.875%, 10/15/2028		920,000	980,950
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		870,000	900,450
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		2,240,000	2,385,600
Wyndham Destinations, Inc.:
5.65%, 4/1/2024		1,500,000	1,620,000
6.6%, 10/1/2025		860,000	971,800
144A, 6.625%, 7/31/2026		360,000	412,200
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		790,000	820,850
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,570,000	1,632,800
144A, 5.625%, 8/26/2028		2,260,000	2,378,650
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		965,000	1,010,837
ZF Europe Finance BV, REG S, 3.0%, 10/23/2029	EUR	300,000	373,825
			163,806,135
Consumer Staples 4.1%
Albertsons Companies, Inc.:
144A, 3.5%, 3/15/2029		485,000	490,757
144A, 4.625%, 1/15/2027		3,320,000	3,531,650
144A, 5.875%, 2/15/2028		870,000	946,725
Chobani LLC, 144A, 4.625%, 11/15/2028		430,000	436,450
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		1,030,000	1,106,941
JBS Investments II GmbH, 144A, 5.75%, 1/15/2028		848,000	907,368
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		835,000	959,215
144A, 5.75%, 6/15/2025		5,210,000	5,379,325
144A, 6.5%, 4/15/2029		1,672,000	1,946,375
144A, 6.75%, 2/15/2028		3,607,000	4,052,465
Kraft Heinz Foods Co.:
144A, 4.25%, 3/1/2031		3,870,000	4,315,273
4.625%, 1/30/2029		970,000	1,109,910
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		700,000	718,620
144A, 5.875%, 9/30/2027		3,305,000	3,584,636
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		2,210,000	2,281,825
144A, 5.5%, 12/15/2029		1,515,000	1,653,244
TreeHouse Foods, Inc., 4.0%, 9/1/2028		1,120,000	1,158,500
			34,579,279
Energy 12.4%
Antero Midstream Partners LP:
5.375%, 9/15/2024		1,385,000	1,350,375
144A, 5.75%, 3/1/2027		1,185,000	1,164,263
144A, 5.75%, 1/15/2028		1,285,000	1,233,857
Antero Resources Corp., 144A, 8.375%, 7/15/2026 (c)		1,005,000	1,025,793
Apache Corp.:
4.625%, 11/15/2025 (b)		542,000	572,905
4.875%, 11/15/2027		770,000	816,200
5.1%, 9/1/2040		870,000	927,638
Archrock Partners LP:
144A, 6.25%, 4/1/2028		3,250,000	3,383,120
144A, 6.875%, 4/1/2027		1,535,000	1,652,044
Ascent Resources Utica Holdings LLC, 144A, 8.25%, 12/31/2028		240,000	239,400
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025		605,000	644,325
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		1,090,000	1,122,700
Cheniere Energy Partners LP:
4.5%, 10/1/2029		4,590,000	4,855,210
5.625%, 10/1/2026		1,105,000	1,149,200
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028		380,000	399,000
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		2,020,000	2,069,460
144A, 7.25%, 3/14/2027		1,511,000	1,616,770
Comstock Resources, Inc., 9.75%, 8/15/2026		1,743,000	1,878,082
Continental Resources, Inc., 144A, 5.75%, 1/15/2031		1,045,000	1,159,929
DCP Midstream Operating LP:
5.125%, 5/15/2029		1,100,000	1,220,032
5.375%, 7/15/2025		5,357,000	5,886,379
5.625%, 7/15/2027		705,000	782,550
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		2,340,000	2,401,191
144A, 5.75%, 1/30/2028		540,000	582,498
144A, 6.625%, 7/15/2025		385,000	411,950
EQM Midstream Partners LP:
5.5%, 7/15/2028		760,000	830,566
144A, 6.0%, 7/1/2025		1,950,000	2,135,250
144A, 6.5%, 7/1/2027		1,100,000	1,238,639
EQT Corp.:
5.0%, 1/15/2029		1,310,000	1,381,159
7.875%, 2/1/2025 (b)		1,490,000	1,696,737
8.75%, 2/1/2030		2,755,000	3,374,875
Genesis Energy LP, 6.25%, 5/15/2026		835,000	784,290
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		1,850,000	1,967,937
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		3,355,000	3,339,634
144A, 5.75%, 10/1/2025		980,000	991,025
144A, 6.25%, 11/1/2028		415,000	423,819
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		1,605,000	1,707,319
5.625%, 5/1/2027		855,000	904,163
NuStar Logistics LP:
5.75%, 10/1/2025		1,215,000	1,293,975
6.375%, 10/1/2030		870,000	985,536

Occidental Petroleum Corp.:
2.7%, 2/15/2023		1,929,000	1,927,167
5.5%, 12/1/2025		2,065,000	2,152,990
5.55%, 3/15/2026		1,480,000	1,545,031
6.125%, 1/1/2031		3,925,000	4,200,535
8.0%, 7/15/2025 (b)		2,495,000	2,841,805
8.5%, 7/15/2027		1,450,000	1,673,372
8.875%, 7/15/2030		1,100,000	1,291,125
Parkland Corp., 144A, 5.875%, 7/15/2027		1,110,000	1,200,165
Range Resources Corp., 9.25%, 2/1/2026		735,000	768,075
Rattler Midstream LP, 144A, 5.625%, 7/15/2025		1,100,000	1,161,875
Southwestern Energy Co.:
6.45%, 1/23/2025 (b)		2,134,000	2,219,360
7.75%, 10/1/2027		1,525,000	1,646,543
8.375%, 9/15/2028		770,000	835,450
Sunoco LP:
144A, 4.5%, 5/15/2029		861,000	895,440
5.875%, 3/15/2028		550,000	594,000
6.0%, 4/15/2027		738,000	784,509
Tallgrass Energy Partners LP:
144A, 6.0%, 12/31/2030		425,000	437,346
144A, 7.5%, 10/1/2025		220,000	237,510
Targa Resources Partners LP:
144A, 4.875%, 2/1/2031		460,000	501,211
5.0%, 1/15/2028		3,540,000	3,736,682
5.5%, 3/1/2030		1,365,000	1,481,981
TerraForm Power Operating LLC:
144A, 4.75%, 1/15/2030		995,000	1,064,650
144A, 5.0%, 1/31/2028		1,400,000	1,573,110
USA Compression Partners LP:
6.875%, 4/1/2026		2,037,000	2,128,665
6.875%, 9/1/2027		1,450,000	1,547,991
Western Midstream Operating LP:
4.1%, 2/1/2025		1,100,000	1,133,627
5.05%, 2/1/2030		2,270,000	2,541,969
			103,721,979
Financials 1.8%
AG Issuer LLC, 144A, 6.25%, 3/1/2028		1,305,000	1,319,681
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		990,000	1,063,161
Cardtronics, Inc., 144A, 5.5%, 5/1/2025 (b)		1,200,000	1,240,500
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		2,400,000	2,747,021
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025		922,000	970,405
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		380,000	393,300
Navient Corp., 5.5%, 1/25/2023		2,909,000	3,039,905
Nielsen Finance LLC, 144A, 5.875%, 10/1/2030		1,150,000	1,300,937
OneMain Finance Corp.:
5.375%, 11/15/2029		1,145,000	1,288,125
8.875%, 6/1/2025		770,000	871,063
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025		390,000	423,150
Shift4 Payments LLC, 144A, 4.625%, 11/1/2026		220,000	228,800
			14,886,048
Health Care 8.2%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		910,000	971,425
AdaptHealth LLC:
144A, 4.625%, 8/1/2029 (c)		865,000	888,788
144A, 6.125%, 8/1/2028		1,175,000	1,261,656
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028		395,000	417,713

Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		2,595,000	2,886,081
144A, 9.25%, 4/1/2026		3,105,000	3,462,075
Bausch Health Companies, Inc.:
144A, 5.25%, 2/15/2031		790,000	825,329
144A, 6.125%, 4/15/2025		2,385,000	2,458,124
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,885,000	1,990,824
Centene Corp., 4.625%, 12/15/2029		5,805,000	6,444,769
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/2028		1,985,000	2,079,287
Community Health Systems, Inc.:
144A, 5.625%, 3/15/2027		965,000	1,037,616
144A, 6.0%, 1/15/2029 (b)		960,000	1,037,050
144A, 8.125%, 6/30/2024 (b)		2,550,000	2,639,250
DaVita, Inc., 144A, 4.625%, 6/1/2030		715,000	758,794
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/2028		475,000	491,863
Encompass Health Corp.:
4.5%, 2/1/2028		620,000	647,900
4.75%, 2/1/2030		521,000	558,121
HCA, Inc.:
5.375%, 9/1/2026		2,150,000	2,471,210
5.625%, 9/1/2028		2,370,000	2,796,600
5.875%, 2/15/2026		2,830,000	3,254,500
5.875%, 2/1/2029		1,260,000	1,516,385
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027		1,250,000	1,320,556
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,055,000	1,121,491
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/2025		3,945,000	4,236,180
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		2,350,000	2,344,947
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		1,320,000	1,389,300
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025		730,000	775,625
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026		810,000	891,000
RP Escrow Issuer LLC, 144A, 5.25%, 12/15/2025		670,000	700,190
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,760,000	1,895,379
Syneos Health, Inc., 144A, 3.625%, 1/15/2029		1,500,000	1,504,148
Tenet Healthcare Corp.:
4.625%, 7/15/2024		785,000	804,641
144A, 4.875%, 1/1/2026		2,770,000	2,897,725
144A, 5.125%, 11/1/2027		2,260,000	2,392,775
144A, 6.125%, 10/1/2028		1,255,000	1,307,685
144A, 6.25%, 2/1/2027		1,200,000	1,272,000
144A, 7.5%, 4/1/2025		2,635,000	2,878,737
			68,627,739
Industrials 9.3%
ATS Automation Tooling Systems Inc, 144A, 4.125%, 12/15/2028		465,000	473,138
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,585,000	2,637,398
144A, 6.0%, 10/15/2022		1,063,000	1,043,494
144A, 7.5%, 3/15/2025		2,900,000	2,689,750
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		440,000	457,050
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		1,460,000	1,505,625
Clark Equipment Co., 144A, 5.875%, 6/1/2025		780,000	822,900
Colfax Corp., 144A, 6.375%, 2/15/2026		1,450,000	1,547,875
Covanta Holding Corp., 5.0%, 9/1/2030		1,080,000	1,155,532
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028		220,000	228,800
Delta Air Lines, Inc.:
144A, 4.5%, 10/20/2025		1,230,000	1,314,697
144A, 4.75%, 10/20/2028		2,670,000	2,914,338
144A, 7.0%, 5/1/2025		1,710,000	1,974,284

Energizer Holdings, Inc.:
144A, 4.75%, 6/15/2028		800,000	842,000
144A, 7.75%, 1/15/2027		1,450,000	1,611,675
EnerSys, 144A, 4.375%, 12/15/2027		1,220,000	1,290,150
Forterra Finance LLC, 144A, 6.5%, 7/15/2025		440,000	473,000
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 8/1/2027		440,000	504,350
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		1,150,000	1,178,750
144A, 4.25%, 6/1/2025		540,000	560,250
144A, 5.125%, 12/15/2026		670,000	712,713
Hillenbrand, Inc., 5.75%, 6/15/2025		2,245,000	2,424,600
Howmet Aerospace, Inc., 6.875%, 5/1/2025		2,000,000	2,340,000
Itron, Inc., 144A, 5.0%, 1/15/2026		2,000,000	2,042,500
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025		745,000	785,684
144A, 5.0%, 6/15/2028		645,000	688,538
Masonite International Corp., 144A, 5.375%, 2/1/2028		1,061,000	1,139,249
MasTec, Inc., 144A, 4.5%, 8/15/2028		780,000	819,000
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		1,920,000	2,064,000
Moog, Inc., 144A, 4.25%, 12/15/2027		2,260,000	2,344,750
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028		2,470,000	2,683,778
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		980,000	972,650
144A, 5.75%, 4/15/2026		1,945,000	2,129,775
144A, 6.25%, 1/15/2028		4,005,000	4,299,728
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		890,000	985,675
Sensata Technologies, Inc., 144A, 3.75%, 2/15/2031		780,000	808,532
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,305,228
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025		715,000	766,838
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		2,930,000	3,281,600
Standard Industries, Inc., 144A, 3.375%, 1/15/2031		1,860,000	1,869,300
Stericycle, Inc., 144A, 3.875%, 1/15/2029		242,000	248,655
Summit Materials LLC, 144A, 5.25%, 1/15/2029		420,000	441,000
Tennant Co., 5.625%, 5/1/2025		360,000	374,850
TransDigm, Inc.:
5.5%, 11/15/2027		1,700,000	1,787,210
144A, 6.25%, 3/15/2026		4,675,000	4,978,875
144A, 8.0%, 12/15/2025		980,000	1,083,194
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		594,000	588,060
U.S. Concrete, Inc., 144A, 5.125%, 3/1/2029		430,000	442,900
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028		480,000	523,200
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		3,681,000	3,901,860
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		540,000	593,908
144A, 7.25%, 6/15/2028		1,485,000	1,688,876
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025		945,000	1,016,952
			78,358,734
Information Technology 2.1%
AMS AG, 144A, 7.0%, 7/31/2025		790,000	857,150
Austin BidCo, Inc., 144A, 7.125%, 12/15/2028		450,000	469,688
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026		1,075,000	1,161,161
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		900,000	976,903
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		3,005,000	3,065,100
Microchip Technology, Inc., 144A, 4.25%, 9/1/2025		1,830,000	1,936,036
MTS Systems Corp., 144A, 5.75%, 8/15/2027		498,000	540,430
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		735,000	779,673
144A, 8.25%, 2/1/2028		500,000	551,250
Rackspace Technology Global, Inc., 144A, 5.375%, 12/1/2028		1,615,000	1,692,035
Science Applications International Corp., 144A, 4.875%, 4/1/2028		480,000	508,800
Seagate HDD Cayman:
144A, 3.125%, 7/15/2029		515,000	515,057
144A, 3.375%, 7/15/2031		230,000	231,244
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		1,225,000	1,308,325
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,170,350
Unisys Corp., 144A, 6.875%, 11/1/2027		624,000	681,720
			17,444,922
Materials 10.9%
Arconic Corp., 144A, 6.125%, 2/15/2028		2,275,000	2,452,734
Ardagh Packaging Finance PLC:
144A, 5.25%, 8/15/2027		2,075,000	2,178,356
144A, 6.0%, 2/15/2025		705,000	730,556
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,000,000	1,063,750
Berry Global, Inc., 144A, 5.625%, 7/15/2027		250,000	268,828
Cascades, Inc.:
144A, 5.125%, 1/15/2026		155,000	163,719
144A, 5.375%, 1/15/2028		670,000	712,084
CF Industries, Inc., 5.15%, 3/15/2034		390,000	479,234
Chemours Co.:
4.0%, 5/15/2026	EUR	2,900,000	3,520,111
5.375%, 5/15/2027 (b)		1,170,000	1,246,050
144A, 5.75%, 11/15/2028		4,365,000	4,452,300
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,210,000	1,252,350
144A, 5.375%, 2/1/2025		1,375,000	1,490,156
Cleveland-Cliffs, Inc., 144A, 6.75%, 3/15/2026		1,900,000	2,052,000
Constellium SE:
144A, 5.625%, 6/15/2028		580,000	624,950
144A, 5.75%, 5/15/2024		1,325,000	1,352,057
144A, 6.625%, 3/1/2025		3,000,000	3,063,750
Crown Americas LLC, 4.75%, 2/1/2026		180,000	186,750
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		680,000	699,550
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	3,085,800
144A, 6.875%, 10/15/2027		5,600,000	6,076,000
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		3,780,000	3,964,275
4.25%, 3/1/2030		2,190,000	2,359,725
4.375%, 8/1/2028		1,270,000	1,349,375
4.625%, 8/1/2030		1,380,000	1,514,550
5.0%, 9/1/2027		1,475,000	1,563,500
5.4%, 11/14/2034		1,050,000	1,313,813
HB Fuller Co., 4.25%, 10/15/2028		780,000	799,500
Hudbay Minerals, Inc.:
144A, 6.125%, 4/1/2029		1,605,000	1,729,387
144A, 7.625%, 1/15/2025		3,125,000	3,246,094
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028		230,000	253,000
Ingevity Corp., 144A, 3.875%, 11/1/2028		1,070,000	1,078,025
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		1,170,000	1,213,875
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		965,000	984,397
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,235,821
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		1,450,000	1,570,307
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025		1,525,000	1,540,250
Mercer International, Inc.:
5.5%, 1/15/2026		425,000	432,703
7.375%, 1/15/2025		2,490,000	2,591,194

Methanex Corp.:
5.125%, 10/15/2027		2,750,000	2,988,920
5.25%, 12/15/2029		750,000	812,790
Nouryon Holding BV, 144A, 8.0%, 10/1/2026 (b)		2,650,000	2,815,625
Novelis Corp.:
144A, 4.75%, 1/30/2030		5,580,000	6,011,697
144A, 5.875%, 9/30/2026		2,625,000	2,743,125
Olin Corp., 5.625%, 8/1/2029		2,296,000	2,494,030
Rayonier AM Products, Inc., 144A, 7.625%, 1/15/2026		455,000	474,451
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		3,742,000	3,882,325
Tronox, Inc.:
144A, 6.5%, 5/1/2025		480,000	513,600
144A, 6.5%, 4/15/2026		2,746,000	2,859,272
			91,486,711
Real Estate 4.5%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,700,000	1,874,250
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		900,000	949,500
144A, (REIT), 5.0%, 7/15/2028		1,045,000	1,110,177
144A, (REIT), 5.25%, 7/15/2030		1,495,000	1,614,600
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		1,445,000	1,426,938
(REIT), 4.75%, 10/1/2024		2,385,000	2,414,812
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,375,000	1,405,938
144A, (REIT), 4.625%, 6/15/2025		3,319,000	3,554,649
(REIT), 5.75%, 2/1/2027		4,500,000	5,048,415
MPT Operating Partnership LP:
(REIT), 3.5%, 3/15/2031		1,560,000	1,610,700
(REIT), 4.625%, 8/1/2029		1,990,000	2,126,812
Realogy Group LLC, 144A, 7.625%, 6/15/2025		2,625,000	2,850,015
Service Properties Trust:
(REIT), 5.5%, 12/15/2027		2,040,000	2,230,453
(REIT), 7.5%, 9/15/2025		2,340,000	2,696,427
Uniti Group LP:
144A, (REIT), 6.0%, 4/15/2023		1,700,000	1,734,000
144A, (REIT), 7.875%, 2/15/2025		1,490,000	1,600,573
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		180,000	184,100
144A, (REIT), 3.75%, 2/15/2027		440,000	449,900
144A, (REIT), 4.125%, 8/15/2030		2,245,000	2,369,889
144A, (REIT), 4.625%, 12/1/2029		225,000	240,750
			37,492,898
Utilities 4.7%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	3,289,275
5.75%, 5/20/2027		1,445,000	1,643,962
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,245,000	2,334,800
144A, 4.625%, 2/1/2029		400,000	411,312
144A, 5.0%, 2/1/2031		605,000	632,225
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		2,375,000	2,547,187
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		4,753,000	5,085,710
NRG Energy, Inc.:
144A, 3.375%, 2/15/2029		440,000	450,472
144A, 3.625%, 2/15/2031		2,190,000	2,253,072
144A, 5.25%, 6/15/2029		2,205,000	2,425,500
5.75%, 1/15/2028		3,000,000	3,277,500
7.25%, 5/15/2026		1,100,000	1,160,500
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		1,290,000	1,360,950
PG&E Corp., 5.0%, 7/1/2028		1,735,000	1,847,775
Pike Corp., 144A, 5.5%, 9/1/2028		460,000	485,875
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027		2,695,000	2,870,175
144A, 7.625%, 6/1/2028		860,000	926,650
Vistra Operations Co. LLC:
144A, 4.3%, 7/15/2029		111,000	125,988
144A, 5.0%, 7/31/2027		5,050,000	5,353,000
144A, 5.625%, 2/15/2027		855,000	909,412
			39,391,340
Total Corporate Bonds (Cost $746,543,472)			796,369,002
Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.122% ***, 2/25/2021		500,000	499,951
0.129% ***, 2/25/2021		300,000	299,971
0.17% ***, 2/25/2021		400,000	399,961
0.172% ***, 2/25/2021		300,000	299,971
Total Government & Agency Obligations (Cost $1,499,666)			1,499,854
Loan Participations and Assignments 0.9%
Senior Loans **
Brand Energy & Infrastructure Services, Inc., Term Loan, USD-LIBOR + 4.250%, 6/21/2024 (d)		2,194,315	2,144,537
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 3-month USD-LIBOR + 4.250%, 5.0%, 4/29/2024		2,566,752	2,534,667
Flex Acquisition Co., Inc., Frist Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.0%, 12/29/2023		1,147,318	1,143,733
Midas Intermediate Holdco II LLC, Term Loan B, USD-LIBOR + 2.750%, 8/18/2021 (d)		2,000,000	1,996,876
Total Loan Participations and Assignments (Cost $7,622,923)			7,819,813
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		1,950	7,449
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029 * (e) (Cost $1,482,531)		6,700	319,594
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (f) (g) (Cost $12,986,907)		12,986,907	12,986,907
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.08% (f) (Cost $22,415,487)		22,415,487	22,415,487
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $792,550,986)		100.3	841,418,106
Other Assets and Liabilities, Net		(0.3)	(2,896,611)
Net Assets		100.0	838,521,495

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (f) (g)
19,203,955	—	6,217,048 (h)	—	—	4,547	—	12,986,907	12,986,907
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.08% (f)
24,264,884	106,913,924	108,763,321	—	—	5,347	—	22,415,487	22,415,487
43,468,839	106,913,924	114,980,369	—	—	9,894	—	35,402,394	35,402,394

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $12,485,095, which is 1.5% of net assets.
(c)	When-issued or delayed delivery securities included.
(d)	All or a portion of the security represent unsettled loan commitments at December 31, 2020 where the rate will be determined at the time of settlement.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At December 31, 2020, the fund had the following open forward foreign currency contract:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	18,666,930	USD	22,825,677	1/29/2021	4,770	BNP Paribas SA

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (a)
Corporate Bonds	$—	$796,369,002	$—	$796,369,002
Government & Agency Obligations	—	1,499,854	—	1,499,854
Loan Participations and Assignments	—	7,819,813	—	7,819,813
Common Stocks	7,449	—	—	7,449
Warrants	—	—	319,594	319,594
Short-Term Investments (a)	35,402,394	—	—	35,402,394
Derivatives (b)
Forward Foreign Currency Contracts	—	4,770	—	4,770
Total	$35,409,843	$805,693,439	$319,594	$841,422,876

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 4,770

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DHIF-PH1

R-080548-1 (1/23)